Impairment, Net of Reversal of Impairment of Investments and Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Impairment, Net of Reversal of Impairment of Investments and Assets

		UNITED STATES DOLLAR
		2019	2018	2017
6.	IMPAIRMENT, NET OF REVERSAL OF IMPAIRMENT OF INVESTMENTS AND ASSETS
	Investments	(9.6)	(36.9)	(3.7)
	Listed investments	—	—	(0.5)
	Unlisted investments	—	—	(3.2)
	Equity accounted investees
	- Far Southeast Gold Resources Incorporated (“FSE”) 1	(9.6)	(36.9)	—
	Property, plant and equipment	(0.2)	(411.7)	81.3
	Reversal of impairment of Arctic Platinum (“APP”) 2	—	—	39.0
	(Impairment)/reversal of impairment of property, plant and equipment - other 3	(0.2)	(1.9)	42.3
	South Deep cash-generating unit 4	—	(409.8)	—
	Goodwill	—	(71.7)	(277.8)
	South Deep goodwill 4	—	(71.7)	(277.8)

	Impairment, net of reversal of impairment of investments and assets	(9.8)	(520.3)	(200.2)

¹	Following the identification of impairment indicators during 2018 and 2019, FSE was valued at its recoverable amount which resulted in a net impairment of US$36.9 million and US$9.6 million, respectively. The recoverable amount was based on the fair value less cost of disposal (“FVLCOD”) of the investment (level 2 in the fair value hierarchy). The FVLCOD was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE. The net impairment is included in the “Corporate and other” segment.
2	Following the Group’s decision during 2013 to dispose of
non-core
 projects, APP was classified as held for sale and, accordingly, valued at the lower of fair value less cost of disposal or carrying value which resulted in impairments of US$89.7 million and US$3.2 million during 2013 and 2014, respectively. APP’s carrying value at 31 December 2014 after the above impairments was US$40.0 million which was based on an offer received close to the 2014 year-end.
During 2015, active marketing activities for the disposal of the project continued after the 2014 offer was not realised. During 2015, APP was further impaired by US$39.0 million, resulting in a carrying value of US$1.0 million at 31 December 2015. At 31 December 2016, APP no longer met the definition of an asset held for sale and was reclassified to property, plant and equipment at a recoverable amount of US$1.0 million. During 2017, active marketing activities continued and as a result, a sale agreement was concluded. As a result, the impairment previously recorded, was reversed at up to the value of the selling price and APP was reclassified as an asset held for sale at 31 December 2017. On 24 January 2018, Gold Fields concluded the sale of APP to a Finnish subsidiary of private equity fund CD Capital Natural Resources Fund III. The reversal of impairment was included in the “Corporate and other” segment.
3	(Impairment)/reversal of impairment of property, plant and equipment - other is made up as follows:

	UNITED STATES DOLLAR
	2019	2018	2017
- Redundant assets at Cerro Corona	(0.2)	(1.9)	(0.8)
- Reversal of cash-generating unit impairment at Cerro Corona	—	—	53.4

(An impairment of US$66.4 million was recognised in 2016 due to the reduction in gold and copper reserves due to depletion, a decrease in the gold and copper price assumptions for 2017 and 2018, a lower resource price and an increase in the Peru tax rate. The reversal of the impairment in 2017 of US$53.4 million was due to a higher value-in-use
 following the completion of a
pre-feasibility
 study in 2017, with the assistance of external specialists, extending the life-of-mine
 from 2023 to 2030 by optimising the tailings density and increasing the tailings capacity by using in-pit
 tailings after mining activities end. Refer to accounting policies on page xxx for assumptions).

- Asset-specific impairment at Tarkwa	—	—	(6.8)
(Relating to aged, high maintenance and low effectiveness mining fleet that is no longer used).
- Asset-specific impairment at Damang	—	—	(3.5)
(Relating to all assets at the Rex pit. Following a series of optimisations, the extensional drilling failed to deliver sufficient tonnages at viable grades to warrant further work).

(Impairment)/reversal of impairment of property, plant and equipment - other	(0.2)	(1.9)	42.3

4	For the year ended 31 December 2019, the Group recognised an impairment of Rnil (US$nil) (2018: R6,470.9 million (US$481.5 million) and 2017: R3,495.0 billion (US$277.8 million)) in respect of the South Deep cash-generating unit due to the deferral of production. Rnil (US$nil) (2018: R963.9 million (US$71.7 million) and 2017: R3,495.0 billion (US$277.8 million)) of the total impairment was firstly allocated against goodwill and the remainder of Rnil (US$nil) (2018: R5,507.0 million (US$409.8 million) and 2017: Rnil (US$nil)) against other assets. The recoverable amount was based on its FVLCOD calculated using a combination of the market and the income approach (level 3 of the fair value hierarchy).